American Funds Insurance Series®

Growth Fund

Summary Prospectus Supplement

February 29, 2016

(for Class 1 shares summary prospectus, Class 2
shares summary prospectus, Class 3 shares summary
prospectus and Class 4 shares summary prospectus
dated May 1, 2015)

The information under the heading “Portfolio managers” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson	8 years	Partner – Capital World Investors
Michael T. Kerr	10 years	Partner – Capital World Investors
Ronald B. Morrow	12 years	Partner – Capital World Investors
Andraz Razen	2 years	Vice President – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	1 year	Partner – Capital World Investors

Keep this supplement with your summary prospectus.

Lit No. INA8BS-016-0216O CGD/8024-S52783